Property, Equipment, Network Under Construction, and Software (Details) - Schedule of capitalized software and expected amortization - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of capitalized software and expected amortization [Abstract]
Software	$ 2,172	$ 1,425
Accumulated Amortization	(1,494)	(1,425)
Software Intangible, net	$ 678